Pensions and Post-Employment Benefits - Sensitivity Analysis of Pension and Other Post-Employment Benefits (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	$ (179)
Sensitivity, possible decrease in actuarial assumption	201
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	8
Sensitivity, possible decrease in actuarial assumption	(7)
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	126
Sensitivity, possible decrease in actuarial assumption	(105)
Pension defined benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	(175)
Sensitivity, possible decrease in actuarial assumption	196
Pension defined benefit plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	8
Sensitivity, possible decrease in actuarial assumption	(7)
Pension defined benefit plans [member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	126
Sensitivity, possible decrease in actuarial assumption	(105)
Other post employment benefits [Member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity, possible increase in actuarial assumption	(4)
Sensitivity, possible decrease in actuarial assumption	$ 5